Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	1,000,000	1,000,000
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
Rocket Lab USA, Inc.
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, share authorized	46,000,000	46,000,000	47,000,000
Common stock, share issued	8,715,084	8,654,869	8,076,275
Common stock, share outstanding	8,715,084	8,654,869	8,076,275
Class A ordinary shares [Member]
Shares subject to possible redemption	25,669,707	28,025,733
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, share authorized	450,000,000	450,000,000
Common stock, share issued	6,330,293	3,974,267
Common stock, share outstanding	6,330,293	3,974,267
Temporary Equity, Par or Stated Value Per Share	$ 10.00	$ 10.00
Class B ordinary shares [Member]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, share authorized	50,000,000	50,000,000
Common stock, share issued	8,000,000	8,000,000
Common stock, share outstanding	8,000,000	8,000,000
Series A Preferred Stock [Member] | Rocket Lab USA, Inc.
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	6,898,281	6,898,281	6,898,281
Temporary Equity, Shares Issued	6,898,281	6,898,281	6,898,281
Temporary Equity, Shares Outstanding	6,898,281	6,898,281	6,898,281
Series B Preferred Stock [Member] | Rocket Lab USA, Inc.
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	11,987,187	11,987,187	11,987,187
Temporary Equity, Shares Issued	11,953,413	11,953,413	11,953,413
Temporary Equity, Shares Outstanding	11,953,413	11,953,413	11,953,413
Series C Preferred Stock [Member] | Rocket Lab USA, Inc.
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	4,900,204	4,900,204	4,887,114
Temporary Equity, Shares Issued	4,887,114	4,887,114	4,887,114
Temporary Equity, Shares Outstanding	4,887,114	4,887,114	4,887,114
Series D Preferred Stock [Member] | Rocket Lab USA, Inc.
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	2,650,450	2,650,450	2,651,993
Temporary Equity, Shares Issued	2,573,252	2,573,252	2,573,252
Temporary Equity, Shares Outstanding	2,573,252	2,573,252	2,573,252
Series E preferred stock | Rocket Lab USA, Inc.
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	4,368,313	4,368,313	6,342,843
Temporary Equity, Shares Issued	4,368,313	4,368,313	4,368,313
Temporary Equity, Shares Outstanding	4,368,313	4,368,313	4,368,313
Series E 1 preferred stock | Rocket Lab USA, Inc.
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	650,140	650,140	650,140
Temporary Equity, Shares Issued	650,140	650,140	650,140
Temporary Equity, Shares Outstanding	650,140	650,140	650,140